Accounting Policies (Details) - Charge box (CBX) [Member]	12 Months Ended
Dec. 31, 2025
Top of Range [Member]
Disclosure of Accounting Policies [Line Items]
Useful life	7 years
Bottom of Range [Member]
Disclosure of Accounting Policies [Line Items]
Useful life	6 years